CONTINGENCIES AND COMMITMENTS (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Contractual capital commitments	$ 239.8	$ 291.7
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Contractual capital commitments	204.7	240.2
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Contractual capital commitments	$ 35.1	$ 51.5